UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2006

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  October 19, 2006

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$511,018

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES MSCI EAFE                               464287465      503  7425.00 SH       SOLE                  7425.00
iSHARES TR DJ US ENERGY                         464287796      355  3825.00 SH       SOLE                  3825.00
ABBOTT LABS.                   com              002824100      254  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    14251 311426.21SH       SOLE                311426.21
AMER INTL GROUP INC            com              026874107    18801 283749.00SH       SOLE                283749.00
AMGEN INC COM                  com              031162100    11785 164751.00SH       SOLE                164751.00
APOLLO GROUP INC CL A          com              037604105    12770 259345.00SH       SOLE                259345.00
AUTOMATIC DATA PROC            com              053015103    21736 459151.82SH       SOLE                459151.82
BANK OF AMERICA CORP.          com              060505104      283  5286.00 SH       SOLE                  5286.00
BERKSHIRE HATHAWAY CL B        com              846702074      359   113.00 SH       SOLE                   113.00
BIOMET INC                     com              090613100    13789 428360.00SH       SOLE                428360.00
CARDINAL HEALTH INC OHIO       com              14149y108     8374 127378.00SH       SOLE                127378.00
CHOICEPOINT INC                com              170388102    10848 303023.01SH       SOLE                303023.01
CINTAS CORP OHIO               com              172908105    20394 499481.00SH       SOLE                499481.00
CISCO SYS INC COM              com              17275R102      220  9565.00 SH       SOLE                  9565.00
CITIGROUP INC                  com              172967101    16414 330457.04SH       SOLE                330457.04
CROSSTEX ENERGY L P            com              22765u102      358 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102    18541 270008.13SH       SOLE                270008.13
ECOLAB INC                     com              278865100    10979 256400.00SH       SOLE                256400.00
EXXON MOBIL CORP               com              30231g102      993 14794.00 SH       SOLE                 14794.00
FIRST DATA CORPORATION         com              319963104    15766 375386.69SH       SOLE                375386.69
FISERV INC                     com              337738108    23643 502079.00SH       SOLE                502079.00
GENERAL ELECTRIC               com              369604103    20344 576304.00SH       SOLE                576304.00
HARLEY DAVIDSON INC            com              412822108     7403 117972.00SH       SOLE                117972.00
ILLINOIS TOOL WORKS INC        com              452308109    17678 393722.00SH       SOLE                393722.00
INTEL CORP                     com              458140100      392 19064.00 SH       SOLE                 19064.00
JOHNSON AND JOHNSON            com              478160104    19183 295391.00SH       SOLE                295391.00
KIMBERLY CLARK CORP            com              494368103      212  3242.00 SH       SOLE                  3242.00
MARSHALL & ILSLEY CORP         com              571834100      566 11739.00 SH       SOLE                 11739.00
MEDTRONIC INC                  com              585055106    25760 554689.00SH       SOLE                554689.00
MICROSOFT CORP                 com              594918104    15079 551329.00SH       SOLE                551329.00
NORTHERN TRUST CORP            com              665859104    17728 303405.00SH       SOLE                303405.00
OMNICOM GROUP COM              com              681919106    19249 205656.00SH       SOLE                205656.00
PATTERSON COS INC              com              703395103    14000 416553.00SH       SOLE                416553.00
PAYCHEX INC                    com              704326107    21503 583517.00SH       SOLE                583517.00
PEPSICO INC                    com              713448108      237  3630.00 SH       SOLE                  3630.00
PFIZER INC                     com              717081103    14677 517530.00SH       SOLE                517530.00
PROCTER & GAMBLE CO            com              742718109    13292 214464.00SH       SOLE                214464.00
STERICYCLE INC    COM          com              858912108    13493 193335.00SH       SOLE                193335.00
SYSCO CORPORATION              com              871829107    21299 636740.00SH       SOLE                636740.00
TARGET CORP                    com              87612e106    14638 264943.00SH       SOLE                264943.00
TETON ENERGY CORP              com              881628101       48 10000.00 SH       SOLE                 10000.00
TORCHMARK CORP                 com              891027104      210  3330.00 SH       SOLE                  3330.00
WALGREEN CO                    com              931422109    20273 456711.00SH       SOLE                456711.00
WELLS FARGO & CO               com              949746101    12105 334570.00SH       SOLE                334570.00
WYETH                          com              983024100      234  4600.00 SH       SOLE                  4600.00